Income Taxes (Details) - Schedule of Components of the Company’s Net Deferred Tax Assets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets (liabilities):
Loss carryforwards	$ 27,932	$ 31,049
Valuation allowance	(27,932)	(31,049)
Total net deferred tax assets